SCHEDULE 1 BALANCE SHEET [Parenthetical] (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2013 Parent [Member] CNY	Jun. 30, 2012 Parent [Member] CNY
Ordinary shares, par value (in dollars per share)	$ 0.00005		$ 0.00005		0.00005	0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	36,563,991	36,563,991	36,569,866	36,569,866	36,569,866	36,569,866
Ordinary shares, shares outstanding	36,563,991	36,563,991	36,569,866	36,569,866	36,563,991	36,563,991